UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Barnes Bonner Castles
Address:  8955 Katy Freeway, Suite 200
          Houston, TX 77024

Form 13F File Number: 028-14985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Schloegel
Title:    Chief Compliance Officer
Phone:    713-439-0665

Signature, Place, and Date of Signing:

      /s/ John Schloegel                Houston, TX              May 15, 2012
      ------------------                -----------              ------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           29
                                         -----------

Form 13F Information Table Value Total:  $   139,167
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                   COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- ------------ --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                          TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
            NAME OF ISSUER                 CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
ISHARES BARCLAYS 1-3 YEAR CREDIT BD FD  ETF          464288646      17,651     169,007          Yes        No                   x
ISHARES BARCLAYS INT CREDIT BOND FUND   ETF          464288638      12,333     117,133          Yes        No                   x
VANGUARD SHORT TERM CORP BOND ETF       ETF          92206C409       9,106     117,600          Yes        No                   x
PENN WEST PETE LTD NEW COM              Common Stock 707887105       8,133     293,623          Yes        No                   x
PFIZER INC COM                          Common Stock 717081103       6,884     338,952          Yes        No                   x
ABBOTT LABS COM                         Common Stock 002824100       6,363     129,728          Yes        No                   x
SANOFI ADR                              Common Stock 80105N105       5,546     157,455          Yes        No                   x
VERIZON COMMUNICATIONS COM              Common Stock 92343V104       5,339     138,528          Yes        No                   x
CISCO SYSTEMS INC COM                   Common Stock 17275R102       5,225     304,674          Yes        No                   x
SAN JUAN BASIN ROYALTIES COM            Common Stock 798241105       5,104     185,270          Yes        No                   x
VODAFONE GROUP PLC ADR                  Common Stock 92857W209       4,846     168,543          Yes        No                   x
GLAXO SMITHKLINE PLC ADR                Common Stock 37733W105       4,408     114,764          Yes        No                   x
ENERPLUS CORP COM                       Common Stock 292766102       4,046     127,795          Yes        No                   x
BRISTOL-MYERS SQUIBB CM                 Common Stock 110122108       3,997     151,219          Yes        No                   x
HEALTH CARE REIT INC COM                Common Stock 42217K106       3,781      72,100          Yes        No                   x
KRAFT FOODS INC CL A                    Common Stock 50075N104       3,563     113,630          Yes        No                   x
NYSE EURONEXT COM                       Common Stock 629491101       3,552     101,000          Yes        No                   x
CONOCOPHILLIPS CORP COM                 Common Stock 20825C104       3,397      42,536          Yes        No                   x
MCDONALDS CORP COM                      Common Stock 580135101       3,358      44,131          Yes        No                   x
BERKSHIRE HATHAWAY INC DEL CL B         Common Stock 084670702       3,253      38,895          Yes        No                   x
EXXON MOBIL CORPORATION COM             Common Stock 30231G102       3,216      38,226          Yes        No                   x
WINDSTREAM CORPORATION COM              Common Stock 97381W104       2,832     219,842          Yes        No                   x
PEPSICO INC COM                         Common Stock 713448108       2,737      42,500          Yes        No                   x
PIONEER SOUTHWEST ENERGY PAR COM        Common Stock 72388B106       2,404      69,888          Yes        No                   x
INTEL CORP COM                          Common Stock 458140100       2,057     101,920          Yes        No                   x
AGL RESOURCES INC COM                   Common Stock 001204106       1,816      45,588          Yes        No                   x
XCEL ENERGY INC COM                     Common Stock 98389B100       1,562      65,388          Yes        No                   x
ATLAS PIPELINE PARTNERS L P             Common Stock 049392103       1,440      41,750          Yes        No                   x
LINN ENERGY LLC UNITS                   Common Stock 536020100       1,218      31,276          Yes        No                   x